Cover	Sep. 23, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 26, 2025, SunPower Inc. (f/k/a/ Complete Solaria, Inc.) (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission that disclosed the closing of the acquisition contemplated by the Membership Interest Purchase Agreement (the “MIPA”) dated September 21, 2025 among the Company, Complete Solar, Inc., a Delaware corporation and a subsidiary of the Company (the “Buyer”), Sunder Energy LLC, a Delaware limited liability company (“Sunder”), and Chicken Parm Pizza LLC, a Delaware limited liability company, and the sole member of Sunder (the “Member”). The MIPA provided for the acquisition by the Buyer of all of the equity interests of Sunder from the Member. The transactions under the MIPA closed on September 24, 2025 (the “Closing”), and upon the Closing, the Company completed the acquisition of Sunder and Sunder became a wholly-owned subsidiary of the Buyer.
Document Period End Date	Sep. 23, 2025
Entity File Number	001-40117
Entity Registrant Name	SunPower Inc.
Entity Central Index Key	0001838987
Entity Tax Identification Number	93-2279786
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	45700 Northport Loop East
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	270-2507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPWR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	SPWRW
Security Exchange Name	NASDAQ